INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Income tax payable	$ 721,267	$ 834,167	$ 2,004,272
Decrease in Income tax payable		$ 1,170,105
Non-capital losses in the US that may be applied against future taxable income	$ 5,748,000
Applicable tax rate	26.00%	26.00%	26.00%